Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 23. Subsequent events

The Group evaluated subsequent events and transactions that occurred after the balance sheet date up to January 30, 2025, the date the financial statements were available to be issued.

On December 27, 2024, Nvni Group Limited, entered into a Settlement Agreement and Release (“Settlement Agreement”) and a Warrant Exchange Agreement (the “Warrant Exchange Agreement”) with Alta Partners, LLC (“Alta”) in relation to an alleged dispute regarding certain warrants held by Alta. Pursuant to the Settlement Agreement, Alta agreed to exercise 25,000 warrants on a cash basis. Pursuant to the Warrant Exchange Agreement, Alta will exchange the remaining 1, 838,674 warrants of the Company, which will be retired, for 894,337 ordinary shares of the Company.

On January 2, 2025, the Company entered into a private placement transaction (the “Private Placement”), pursuant to a Securities Purchase Agreement with certain institutional investors for aggregate gross proceeds of US$12.0 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the Private Placement. These investors agreed to subscribe to and purchase 3,680,982 shares, at a conversion price of US$3.26 per share.

On January 8, 2025, the Company received a letter from Nasdaq notifying the Company that based on the filing of the 2023 Annual Report, Nasdaq has determined that the Company complies with Nasdaq Listing Rule 5250(c)(1) and the hearing has been canceled. Accordingly, the matter has been closed.

On January 9, 2025, the Company received a notice from Nasdaq indicating that the Company is not currently in compliance with Nasdaq’s Listing Rules due to the Company’s failure to file an interim balance sheet and income statement as of and for its second quarter ended June 30, 2024 (the “Interim Financials”) on Form 6-K with the Commission. Pursuant to Nasdaq Listing Rule 5250(c)(2), the Company was required to file its Interim Financials no later than six months following the end of its second quarter ended June 30, 2024, or December 31, 2024. The Company has not yet filed the required Interim Financials. This notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s ordinary shares and warrants. Nasdaq has provided the Company with 60 calendar days, until March 10, 2025, to submit a plan to regain compliance. If Nasdaq accepts the Company’s plan, then Nasdaq may grant the Company up to 180 days from the prescribed due date for the filing of its Interim Financials, or until June 30, 2025, to regain compliance.